Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Interest and dividend income:
Loans, including fees	$ 15,476,000	$ 14,065,000
Taxable securities	1,385,000	1,951,000
Tax exempt securities	1,557,000	1,648,000
FHLB stock	173,000	173,000
Other interest income	134,000	88,000
Total interest and dividend income	18,725,000	17,925,000
Interest expense:
Deposits	1,259,000	1,702,000
FHLB advances	1,234,000	1,165,000
Subordinated debentures	172,000	195,000
Short-term borrowings	4,000	3,000
Total interest expense	2,669,000	3,065,000
Net interest income	16,056,000	14,860,000
Provision (credit) for loan losses	255,000	(150,000)
Net interest income after provision for loan losses	15,801,000	15,010,000
Noninterest income:
Service charges on deposit accounts	327,000	410,000
ATM and debit card fees	440,000	430,000
Wire Transfer Fees	390,000	249,000
Earnings on life insurance, net	426,000	431,000
Net gains on mortgage banking activities	843,000	755,000
Loan servicing fees, net	203,000	112,000
Net gains on sales of securities available-for-sale	99,000	105,000
Gains (losses) on other assets	64,000	(200,000)
Other income	107,000	199,000
Total noninterest income	2,899,000	2,491,000
Noninterest expense:
Salaries and employee benefits	7,731,000	7,307,000
Occupancy and equipment	1,667,000	1,690,000
Data processing	623,000	584,000
Advertising	295,000	245,000
Bank examination fees	473,000	385,000
Amortization of intangible assets	51,000	70,000
Collection and other real estate owned	273,000	308,000
Collection and other real estate owned	293,000	228,000
Other expenses	1,655,000	1,581,000
Total noninterest expense	13,061,000	12,398,000
Income before income taxes	5,639,000	5,103,000
Income tax expense	1,061,000	693,000
Net income	$ 4,578,000	$ 4,410,000
Earnings per share (Note 24):
Basic earnings per common share (in usd per share)	$ 0.88	$ 0.82
Earnings Per Share, Diluted	$ 0.86	$ 0.81